Columbia Variable Portfolio – Select Mid Cap Value Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 4.2%
Entertainment 2.2%
Take-Two Interactive Software, Inc.(a)	21,532	5,563,008
Media 2.0%
Nexstar Media Group, Inc., Class A	24,923	4,928,274
Total Communication Services		10,491,282
Consumer Discretionary 10.1%
Hotels, Restaurants & Leisure 1.8%
Hyatt Hotels Corp., Class A	31,775	4,509,826
Household Durables 2.3%
D.R. Horton, Inc.	35,050	5,939,923
Leisure Products 2.3%
Hasbro, Inc.	75,154	5,700,431
Specialty Retail 3.7%
Burlington Stores, Inc.(a)	13,631	3,469,089
O’Reilly Automotive, Inc.(a)	53,460	5,763,523
Total		9,232,612
Total Consumer Discretionary		25,382,792
Consumer Staples 5.0%
Consumer Staples Distribution & Retail 3.3%
Dollar Tree, Inc.(a)	27,718	2,615,748
U.S. Foods Holding Corp.(a)	74,928	5,740,983
Total		8,356,731
Food Products 1.7%
Tyson Foods, Inc., Class A	80,273	4,358,824
Total Consumer Staples		12,715,555
Energy 5.5%
Oil, Gas & Consumable Fuels 5.5%
Devon Energy Corp.	165,868	5,815,332
Marathon Petroleum Corp.	41,829	8,062,122
Total		13,877,454
Total Energy		13,877,454
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 18.6%
Banks 5.1%
Popular, Inc.	56,727	7,204,896
Regions Financial Corp.	212,767	5,610,666
Total		12,815,562
Capital Markets 2.3%
Carlyle Group, Inc. (The)	93,079	5,836,053
Consumer Finance 2.2%
Capital One Financial Corp.	25,939	5,514,113
Financial Services 3.7%
Global Payments, Inc.	48,883	4,061,199
Voya Financial, Inc.	69,001	5,161,275
Total		9,222,474
Insurance 5.3%
Hanover Insurance Group, Inc. (The)	28,565	5,188,261
Kemper Corp.	75,435	3,888,674
Reinsurance Group of America, Inc.	23,025	4,423,794
Total		13,500,729
Total Financials		46,888,931
Health Care 7.8%
Health Care Equipment & Supplies 1.7%
Zimmer Biomet Holdings, Inc.	43,703	4,304,746
Health Care Providers & Services 4.3%
Centene Corp.(a)	58,940	2,102,979
Humana, Inc.	8,216	2,137,557
Quest Diagnostics, Inc.	34,276	6,532,320
Total		10,772,856
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	35,850	4,601,347
Total Health Care		19,678,949
Industrials 17.0%
Aerospace & Defense 1.7%
ATI, Inc.(a)	52,992	4,310,369
Building Products 2.1%
Trane Technologies PLC	12,632	5,330,199

Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.7%
AMETEK, Inc.	35,855	6,740,740
Machinery 5.6%
Ingersoll Rand, Inc.	72,210	5,965,990
ITT, Inc.	46,368	8,288,744
Total		14,254,734
Passenger Airlines 2.4%
Southwest Airlines Co.	187,601	5,986,348
Professional Services 2.5%
CACI International, Inc., Class A(a)	12,661	6,315,053
Total Industrials		42,937,443
Information Technology 10.3%
Communications Equipment 1.9%
Motorola Solutions, Inc.	10,372	4,743,012
Electronic Equipment, Instruments & Components 3.8%
Corning, Inc.	119,091	9,769,034
Semiconductors & Semiconductor Equipment 4.6%
Marvell Technology, Inc.	34,286	2,882,424
ON Semiconductor Corp.(a)	79,413	3,915,855
Teradyne, Inc.	34,942	4,809,417
Total		11,607,696
Total Information Technology		26,119,742
Materials 4.0%
Chemicals 2.3%
Chemours Co. LLC (The)	241,760	3,829,478
FMC Corp.	57,888	1,946,774
Total		5,776,252
Metals & Mining 1.7%
Freeport-McMoRan, Inc.	107,557	4,218,385
Total Materials		9,994,637
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 9.1%
Health Care REITs 3.2%
Welltower, Inc.	46,103	8,212,789
Industrial REITs 2.1%
First Industrial Realty Trust, Inc.	102,658	5,283,807
Specialized REITs 3.8%
Gaming and Leisure Properties, Inc.	103,311	4,815,326
Lamar Advertising Co., Class A	38,480	4,710,721
Total		9,526,047
Total Real Estate		23,022,643
Utilities 7.6%
Electric Utilities 4.8%
Entergy Corp.	87,840	8,185,810
PG&E Corp.	264,968	3,995,717
Total		12,181,527
Multi-Utilities 2.8%
Ameren Corp.	66,760	6,968,409
Total Utilities		19,149,936
Total Common Stocks (Cost $173,565,829)		250,259,364

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	2,181,861	2,181,206
Total Money Market Funds (Cost $2,181,175)		2,181,206
Total Investments in Securities (Cost: $175,747,004)		252,440,570
Other Assets & Liabilities, Net		(283,988)
Net Assets		252,156,582
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	4,225,866	16,805,704	(18,850,435)	71	2,181,206	(651)	124,894	2,181,861
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025

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